Goodwill (Details) ¥ in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Changes in the carrying amount of goodwill
Balance at the beginning of year	¥ 232,007	¥ 232,007	$ 33,638	¥ 232,007
Disposals of subsidiaries		(5,244)	(761)
Impairment of goodwill	¥ (112,100)	(112,102)	(16,253)	0	¥ 0
Balance at the end of year		¥ 114,661	$ 16,624	¥ 232,007	¥ 232,007